LEASES - General (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	May 17, 2022 USD ($)	Jun. 30, 2022 USD ($) lease	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 15, 2022
LEASES
Monthly payment	$ 68,000
Maximum monthly payment subject to escalation	$ 88,000
Rent free period	5 months
Security deposit	$ 200,000
Number of years for which guarantee received	2 years
Amount of guarantee received	$ 1,700,000
Number of years rolling guarantee received	1 year
Letter of credit	$ 700,000
Number of finance leases extended | lease		2
Finance lease, extension term (in years)		10 months
Additional commitments		$ 239,000	$ 239,000	$ 239,000
Total rent expense				$ 325,683	$ 250,495
Maximum
LEASES
Finance lease, Remaining term (in years)	5 years
Minimum
LEASES
Finance lease, Remaining term (in years)	1 year
Lease for corporate office
LEASES
Operating lease, Remaining term (in months)				1 year
Lease for corporate headquarters
LEASES
Operating lease, Lease term (in years)	10 years					10 years
Right of use operating lease liability	$ 5,440,000